UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21817

         MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
                              INVESTORS (TEDI) LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5852

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

MERCANTILE ALTERNATIVE
STRATEGIES FUND FOR TAX-
EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2006

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
CONTENTS
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


                                                                         PAGE(S)

FINANCIAL STATEMENTS (UNAUDITED)

Consolidated Statement of Assets and Liabilities..............................3

Consolidated Statement of Operations..........................................4

Consolidated Statement of Changes in Members' Capital.........................5

Consolidated Statement of Cash Flows..........................................6

Consolidated Financial Highlights.............................................7

Notes to Consolidated Financial Statements....................................8

Addendum to Consolidated Financial Statements................................13

Other Information............................................................16

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006

-------------------------------------------------------------------------------------------------------------------

ASSETS
Investment in Mercantile Alternative Strategies Master Fund LLC (the "Master                       $    2,317,437
    Fund")
Receivable from manager                                                                                    25,341
Prepaid directors' fees                                                                                     5,000
Prepaid expenses                                                                                            5,833
                                                                                                  ----------------
             Total assets                                                                               2,353,611
                                                                                                  ----------------
LIABILITIES
Administration fee payable                                                                                  3,750
Incentive fee payable                                                                                         238
Other accrued expenses                                                                                      2,480
                                                                                                  ----------------
             Total liabilities                                                                              6,468
                                                                                                  ----------------
             Net assets                                                                            $    2,347,143
                                                                                                  ================

MEMBERS' CAPITAL
Capital                                                                                            $    2,345,000
Accumulated net investment loss                                                                            (4,724)
Accumulated net realized gain on investments                                                                1,678
Net unrealized appreciation on investments                                                                  5,189
                                                                                                  ----------------
           Members' capital                                                                        $    2,347,143
                                                                                                  ================



                The accompanying notes are an integral part of the consolidated financial statements.

                                                        3

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*

-------------------------------------------------------------------------------------------------------------------

 NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
    Dividend income                                                                                   $       39
    Expenses                                                                                              (4,474)
                                                                                                     -------------
      Net investment loss allocated from Master Fund                                                      (4,435)
                                                                                                     -------------

EXPENSES
Incentive fees                                                                                               238
Organizational costs                                                                                      26,500
Custodian fees                                                                                                51
                                                                                                     -------------
             Total expenses                                                                               26,789
                                                                                                     -------------
Less waivers of:
        Organizational costs                                                                             (26,500)
             Net expenses                                                                                    289
                                                                                                     -------------
             Net investment loss                                                                          (4,724)
                                                                                                     -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
      MASTER FUND
Net realized gain on investments                                                                           1,678
Net change in unrealized appreciation (depreciation) on investments                                        5,189
                                                                                                     -------------
             Net realized and unrealized gain on investments allocated from
               Master Fund                                                                                 6,867
                                                                                                     -------------
Net increase in members' capital from operating activities                                            $    2,143
                                                                                                     -------------


 * Investment operations commenced on July 1, 2006.



                The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*

-------------------------------------------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2006*

FROM OPERATING ACTIVITIES
Net investment loss                                                                                   $    (4,724)
Net realized gain on investments                                                                            1,678
Net change in unrealized appreciation (depreciation) on investments                                         5,189
                                                                                                      ------------
             Net increase in members' capital
             from operating activities                                                                      2,143
                                                                                                      ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                                        2,345,000
                                                                                                      ------------
             Net increase in members' capital
             from capital transactions                                                                  2,345,000
                                                                                                      ------------
MEMBERS' CAPITAL
Balance at July 1, 2006                                                                                         -
Balance at September 30, 2006                                                                         $ 2,347,143
                                                                                                      ------------

 * Investment operations commenced on July 1, 2006.



                The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*

-------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                          $      2,143
Adjustments to reconcile net increase in members' capital from operating activities to net cash used in operating activities
    Net change in unrealized (appreciation) depreciation on investments allocated                         (5,189)
      from Master Fund
    Net realized gain on investments allocated from Master Fund                                           (1,678)
    Purchases of investments in Master Fund                                                           (2,329,752)
    Proceeds from the sale of investments in Master Fund                                                  14,747
    Net investment loss allocated from Master Fund                                                         4,435
    Increase in receivable from Manager                                                                  (25,341)
    Increase in prepaid directors' fees                                                                   (5,000)
    Increase in prepaid expenses                                                                          (5,833)
    Increase in incentive fee payable                                                                        238
    Increase in administration fee payable                                                                 3,750
    Increase in other accrued expenses                                                                     2,480
                                                                                                    --------------
             Net cash used in operating activities                                                    (2,345,000)
                                                                                                    --------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                                  2,345,000
                                                                                                    --------------
             Net cash provided by financing activities                                                 2,345,000
                                                                                                    --------------
             Net change in cash and cash equivalents                                                           -

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                            -
                                                                                                    --------------
End of period                                                                                       $          -
                                                                                                    ==============

 * Investment operations commenced on July 1, 2006.



                The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
CONSOLIDATED FINANCIAL HIGHLIGHTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*

-------------------------------------------------------------------------------------------------------------------

                                                                                                 JULY 1, 2006* -
                                                                                                  SEPTEMBER 30,
                                                                                                     2006
TOTAL RETURN                                                                                    ------------------
Total return before incentive fee (1)                                                                        0.84 % (4)
Incentive fee                                                                                               (0.09)
                                                                                                ------------------
           Total return after incentive fee (1)                                                              0.75 % (4)
                                                                                                ------------------
Net assets, end of period (000's)                                                                $          2,347
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
   Net investment loss, before waivers                                                                     (17.50)% (3)
   Net investment loss, net of waivers                                                                      (2.65)% (3)
Expense ratio before incentive fee
   Operating expenses, before waivers (2)                                                                   17.39 % (3)
   Operating expenses, net of waivers (2)                                                                    2.54 % (3)
Expense ratio, net of waivers after incentive fee
   Expense ratio, net of waivers                                                                             2.54 % (3)
   Incentive fee                                                                                             0.13 % (3)
                                                                                                ------------------
     Expense ratio, net of waivers
       after incentive fee                                                                                   2.67 % (3)
                                                                                                ------------------
Portfolio turnover rate                                                                                      6.00 % (5)


*   Commencement of investment operations.
(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions. The waivers consist of voluntary payments made by the Manager. See Note 3 in Notes to Financial
    Statements.
(3) Annualized.
(4) Not annualized.
(5) Portfolio turnover represents the Master Fund's portfolio turnover.



                The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


 1.   ORGANIZATION

     Mercantile Alternative Strategies Fund for Tax-Exempt/Deferred Investors
     (TEDI) LLC (the "Fund") is a recently formed limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale. The Fund was formed on August 4, 2005 with operations commencing on July 1, 2006.

     The Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Mercantile Alternative Strategies Offshore Fund for Tax-Exempt/Deferred Investors (TEDI) LDC, a Cayman Islands limited duration company with the same investment objectives as the Fund (the "Offshore Fund"). The Offshore Fund commenced operations on July 1, 2006. The Offshore Fund invests substantially all of its investable assets into Mercantile Alternative Strategies Master Fund LLC, a Delaware limited liability company with the same investment objectives as the Fund and the Offshore Fund (the "Master Fund"). The Offshore Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. The Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 4% of the Master Fund as of September 30, 2006. As the Fund controls substantially all of the operations of the Offshore Fund, these financial statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

     The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements.

     The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     Mercantile Capital Advisors, Inc. (the "Manager") serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T") which is a wholly owned subsidiary of Mercantile Bankshares Corporation ("MBC"), a financial holding company. To commence operations, MBC provided the Fund with $135,000 for seed capital and on September 30, 2006 had a capital balance in the Fund of $136,017.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco-Sage Capital Management, LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States. The following is a summary of the significant accounting policies followed by the Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

         The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     C.  SEGREGATED ACCOUNT
         A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from tender offers.

     D.  FUND EXPENSES
         The Fund will bear all expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. Certain expenses of the Fund have been voluntarily paid by the Manager. These voluntary payments are temporary and the Manager may terminate all or a portion of these voluntary payments at any time and without notice to members.

         The organizational expenses of the Fund, including the initial offering costs, were paid by the Manager. The Fund will reimburse the Manager for the expenditures related to the Fund's organization over the twelve-month period beginning on July 1, 2006. The Manager will bear the portion of any such expenses that remain unpaid after the twelve-month period. Newly admitted members and existing members that subscribe for additional Interests prior to the end of the twelve-month period will be allocated a PRO RATA share of any amounts previously reimbursed to the Manager during the twelve-month period, and those members who bore the previously reimbursed expenditures will be credited with a PRO RATA share of the expenditures allocated to such newly admitted or existing members.

     E.  INCOME TAXES
         The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to such member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

     F.  DISTRIBUTION POLICY
         The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

     G.  CAPITAL ACCOUNTS
         Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     H.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities atthe date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.  INCENTIVE FEES
         The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Manager will pay to the Adviser of the Master Fund one-half or the Incentive Fee.

     B.  ADMINISTRATION AND OTHER FEES
         The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serving in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

         The Manager is voluntarily waiving a portion of the administrative fee payable by the Fund. The Manager may terminate all or a portion of this voluntary fee waiver at any time and without notice to members.

         SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

     C.  BOARD FEES
         The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Master Fund allocated to the Fund for the period ended September 30, 2006 were $189.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period ended September 30, 2006, aggregate purchases of the Master Fund amounted to $2,329,752 and aggregate sales of the Master Fund amounted to $14,747.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
ADDENDUM TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


BOARD REVIEW OF THE CURRENT INVESTMENT MANAGEMENT AGREEMENT

At a meeting held on November 17, 2005, the Board of Directors, including all of the independent Directors, unanimously approved the Investment Management Agreement between the Manager and the Fund, and the Directors of the Master Fund (the fund in which the Fund invests), who are also Directors of the Fund, approved an investment management agreement between the Manager and the Master Fund (the "Master Fund Investment Management Agreement"), both of which were to take effect as of the date of the commencement of the operations of the master-feeder structure. (The Fund's Investment Management Agreement and the Master Fund Investment Management Agreement are collectively referred to herein as the "Investment Management Agreements"). In determining whether it was appropriate to approve each of the Investment Management Agreements, the Directors considered whether such approval would be in the best interests of the Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreements. The Directors also considered that, prior to the establishment of the Fund and the Master Fund, the Manager acted as investment manager to the Mercantile Alternative Strategies Fund LLC (the "Predecessor Fund"). The Predecessor Fund was reorganized into the current master-feeder structure whereby the Master Fund assumed the Predecessor Fund's investment portfolio and the Predecessor Fund subsequently became another feeder fund of the Master Fund. The Directors thus considered the past performance of the Predecessor Fund and the fees paid to, and the expenses incurred by, the Manager in its roles as investment manager to the Predecessor Fund. Based on their evaluation of all material factors, including those described below, the Directors concluded that the terms of the Investment Management Agreements were reasonable and fair and in the best interests of the Fund and its members.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials received from the Manager. The materials were requested by counsel to the Directors, who is independent of the Manager, on behalf of the Directors and contained specific information to assist the Directors in their consideration of the Investment Management Agreements. The Directors carefully evaluated these materials with the management of the Manager and the Fund, and were advised by counsel to the Fund and independent counsel to the Directors with respect to their deliberations. The Directors also reviewed a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreements. The Directors also discussed approval of the Investment Management Agreements in an executive session with counsel to the Fund and independent counsel to the Directors, at which no representatives of the Manager were present.

In reaching their determination to approve each of the Investment Management Agreements, the Directors considered all of the factors they believed to be relevant, including: (1) the nature, extent and quality of the services to be rendered by the Manager; (2) the Management Fee, the Incentive Fee and the total expense ratios of the Fund and the Master Fund compared to other registered funds of hedge funds; (3) a report showing the annual performance of the Predecessor Fund compared to relevant market indices; (4) a report on the Manager's profitability related to providing investment management services to the Predecessor Fund prior to the Predecessor Fund's reorganization into a master-feeder structure, after taking into account (i) the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager to the Predecessor Fund and (ii) the direct and indirect expenses incurred by the Manager in providing such investment management services to the Predecessor Fund;

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
ADDENDUM TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


(5) information about fees charged by the Manager to other comparable clients; and (6) the extent to which economies of scale would be realized under the master-feeder structure and whether fee levels reflect these economies of scale for the benefit of members. The Directors also considered that the fees paid to the Manager would be bifurcated since the Manager will provide investment management services to the Master Fund and that the Management Fee would be calculated based on the Master Fund's net assets and paid by the Master Fund while the Incentive Fee would be calculated based on members' net profits and paid by the Fund.

In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and it is presumed that each Director attributed different weights to the various factors.

The Directors considered the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreements. The Investment Management Agreements authorize the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, provided that any compensation payable to an investment adviser shall be paid by the Manager. The Manager also provides the Fund and the Master Fund, with office space, administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Fund or the Master Fund) and executive and other personnel as are necessary for their respective operations. The Directors also considered the Manager's compliance program and the enhancements made in light of new regulatory requirements. The Directors noted that the services provided by the Manager draw on, and benefit from, the resources of the larger organization of the Manager's direct parent company, MSD&T. The Directors considered the Manager's procedures for monitoring the investment activities of the Adviser. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors considered the Management Fee and Incentive Fee as well as the total expense ratios of the Fund and the Master Fund in comparison to the fees and expenses of the peer group of investment companies similar to the Fund provided by the Manager from publicly available sources. The Directors recognized that it is difficult to make comparisons of investment management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure contemplated in the Investment Management Agreements provides for an Incentive Fee that increases the Manager's and the investment adviser's fee level when performance exceeds certain standards. The Directors noted that the amount of the Master Fund's assets at inception is not sufficiently large to necessitate an assessment by the Directors regarding the extent to which further economies of scale could be realized as the Master Fund grows. In addition, the Directors considered that the Manager does not provide advisory services to other accounts with similar investment objectives, but does provide services to accounts with the same fund of funds investment structure. Based upon their review, the Directors concluded that the Management Fee and Incentive Fee were fair and reasonable.

The Directors also considered the annual returns of the Predecessor Fund since inception through September 30, 2005, the calendar years 2003 and 2004, and the year-to-date through September 30, 2005 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Predecessor Fund outperformed the annual returns of the HFRX Equity Hedge Index since inception, for the calendar year 2004 and for the year-to-date through September 30, 2005, and the Directors concluded that the Predecessor Fund's performance

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
ADDENDUM TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


was satisfactory. In addition to the performance information received by the Directors for the November 17, 2005 meeting, the Directors routinely receive detailed performance information with respect to the Master Fund and the Fund at other regular Board meetings.

The Directors also considered the costs to the Manager in providing services to the Predecessor Fund and the Manager's profitability from its overall association with the Predecessor Fund. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment management activities from January 1, 2005 to September 30, 2005 and the most recent audited financial statement of its parent company, MBC. The information considered by the Directors included the Manager's operating profit margin with respect to services provided to the Predecessor Fund. The Directors reviewed the methods of cost allocation used by the Manager in preparing the profitability data. The Manager believes that the methods of allocation used were reasonable, but noted the limitations inherent in allocating costs to multiple products served by an organization such as the Manager where each product draws on, and benefits from, the research and other resources of a large organization. The Directors recognized the difficulty in making comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager's capital structure and cost of capital. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to the Fund and Master Fund and, based on their review, concluded that they were satisfied that the Manager's level of profitability from its relationship with the Predecessor Fund was not excessive.

The Directors concluded that based on the services that the Manager will provide to the Fund and the Master Fund under the Investment Management Agreements and the expenses incurred by the Manager in the performance of such services, the compensation to be paid to the Manager is fair and reasonable. The Directors concluded that the overall arrangements between the Fund, Master Fund and the Manager, as provided in the Investment Management Agreements, are fair and reasonable in light of the services performed, expenses incurred and other such relevant factors.

MERCANTILE ALTERNATIVE STRATEGIES FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
ADDENDUM TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

INVESTMENT ADVISER TO THE MASTER FUND
Robeco-Sage Management, LLC
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

MERCANTILE ALTERNATIVE
STRATEGIES MASTER FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2006

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------



                                                                        PAGE(S)

Fund Commentary (unaudited) ..................................................3

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments.......................................................6

Statement of Assets and Liabilities...........................................8

Statement of Operations.......................................................9

Statement of Changes in Members' Capital.....................................10

Statement of Cash Flows......................................................11

Financial Highlights.........................................................12

Notes to Financial Statements................................................13

Addendum to Financial Statements.............................................19

Liquidity of Investment Funds................................................23

Other Information............................................................24

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

Dear Members:

Mercantile Alternative Strategies Master Fund (the "Fund") gained 0.67%, gross of all fees and expenses, for the six months ended September 30, 2006 (the "Reporting Period"). In comparison, the Russell 2000 Index returned -4.61% for the same period.

The Fund produced positive absolute returns in four of the six months during the Reporting Period and also outperformed the Russell 2000 Index on a relative basis in three of the six months during the Reporting Period. The Fund substantially outperformed the broad small-cap equity market for the Reporting Period overall. It is also important to note that the Fund's standard deviation, a commonly used statistical measure of portfolio volatility and risk, was significantly lower than that of the Russell 2000 Index for the Reporting Period. Specifically, the Fund had an annualized standard deviation of just 3.3% for the Reporting Period, compared to a 10.8% annualized standard deviation for the Russell 2000 Index.

MARKET AND ECONOMIC REVIEW

The U.S. equity market was supported during the Reporting Period by solid corporate earnings growth, a resilient albeit slowing U.S. economy, reasonable stock valuations and moderate core inflation. However, the U.S. equity market was also affected during the Reporting Period by reaction to comments made by governors of the Federal Reserve Board (the "Fed") as well as by actual monetary policy of the Fed. In all, the Fed boosted its targeted federal funds rate twice more during the Reporting Period to reach 5.25% by the end of June. Following a dramatic sell-off in May, the Fed's rather dovish statement accompanying its June 29th rate hike ignited a sharp relief rally. The Fed decided on August 8 to pause in its two-year-plus campaign of raising interest rates. This, along with a drop in crude oil prices that boosted optimism for the economy's ability to withstand fallout from a housing slowdown and support corporate profit growth, sent the broad equity market near all-time highs in the last days of the Reporting Period. For small-cap stocks, however, the Reporting Period was particularly challenging.

Stocks with relatively small market capitalizations had led the U.S. market since 1999, as their earnings growth exceeded that of larger companies. Nevertheless, small-cap stocks declined the most among U.S. equities during the Reporting Period and most especially during May, when the markets experienced a dramatic sell-off as investor risk aversion increased. Within the small-cap sector, value stocks outperformed growth stocks for the Reporting Period overall.

FUND REVIEW

During the Reporting Period, Robeco-Sage Capital Management maintained its goal of increasing portfolio risk-taking to be consistent with the Fund's stated objectives and at the same time refining both sub-fund manager and hedge fund strategy diversification so that no one manager or strategy may dominate performance.

In so doing, we redeemed four of the Fund's 26 managers and added three managers, such that there were 25 managers at September 30, 2006. We sought managers who, in our view, have well-articulated investment processes for return generation and demonstrated abilities to manage portfolio risk exposures. We also sought managers who we believe can generate returns through security selection versus significant long market exposures. Of the managers redeemed, two were relative-value managers, one was long/short equity and one was event-driven. Each of the managers was redeemed either for negative organizational issues or for

  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO
      HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

investment-related reasons. The Fund's assets continued to be invested primarily with managers focusing on smaller companies, typically less than $5 billion in capitalization. Of the 25 hedge funds in the Fund at the end of September 2006, 17 generated positive returns and eight generated negative returns for the Reporting Period. Only one of the redeemed managers contributed to returns during the Reporting Period and that manager generated positive returns. The other three redeemed managers were redeemed on April 1, 2006 and thus did not contribute to returns during the Reporting Period.

We categorized the Fund's strategies into three main components. The first is long/short equity strategies with a small-cap emphasis, where our goal is to normally allocate between 50%-75% of Fund assets. The other two are event-driven strategies and relative-value strategies with an emphasis in both components on those specific strategies correlated with small-cap returns. The non-long/short equity components are meant to enhance the Fund's risk-adjusted returns and help manage portfolio risk. Each of the three strategy components employed in the Fund generated positive absolute returns, and the gross cumulative returns produced by each component outperformed the Russell 2000 Index on a relative basis as well for the Reporting Period.

o LONG/SHORT EQUITY STRATEGIES - Long/short equity strategies, while producing positive absolute returns, was the worst-performing component of the Fund's strategies for the Reporting Period overall. Still, there was great volatility during the Reporting Period, with the long/short equity strategies actually being the best-performing component for the last three months due primarily to rebounding equity markets. However, this was not enough to offset the lagging performance of the strategies during the first three months of the Reporting Period when a choppy market environment combined with small-cap underperformance of large-cap stocks. Also, select individual stocks held in the Fund were hurt disproportionately hard in the May sell-off. Within this component's sub-strategies, the highly-hedged managers performed best, benefiting from strong gains on both long and short positions. The long-biased managers turned in the worst performance, generating negative returns based on small-cap equity underperformance and weak individual stock selection. Of those managers added during the Reporting Period, two were long/short equity managers--Apis Capital L.P., which employs a variable exposure strategy, and Sonar Institutional Fund, L.P., which uses a trading-oriented highly-hedged strategy. We added Apis Capital on April 1, 2006 and Sonar on August 1, 2006. We redeemed Spring Point Opportunity Partners, L.P. on April 1, 2006, a long/short equity manager with a highly-hedged strategy focus. With these changes, the Fund's allocation to this component shifted from 65.7% at the end of March 2006 to 69.2% of Fund assets in these strategies at the end of the Reporting Period. Long/short equity strategies are tactical strategies whereby managers buy long undervalued positions and sell short overvalued positions.

o EVENT-DRIVEN STRATEGIES - Event-driven strategies contributed most positively to the Fund's six-month return, especially during the first half of the Reporting Period, when the merger and acquisition environment was particularly robust. While each of the sub-strategies within this component produced positive returns, the Fund benefited most during the Reporting Period from its catalyst-driven strategies, due primarily to the robust deal environment. For that very same reason, the component's activist strategies were positive but more modest contributors. As of July 1, 2006, we redeemed Fir Tree Value Fund, L.P., an event-driven manager that uses a catalyst-driven strategy. Overall, we changed the Fund's allocation to these event-driven strategies from approximately 20.4% of assets at the start of the Reporting Period to 15.5% at the end of the Reporting Period. Event-driven strategies are, in general, approaches that seek to anticipate certain events, such as mergers or corporate restructurings. Such funds typically employ medium-term holding periods.

  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO
      HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

o RELATIVE-VALUE STRATEGIES - The relative-value strategies of the Fund performed well during the first fiscal quarter, but then was the worst-performing component during the second fiscal quarter, due primarily to a difficult environment for macro managers. Indeed, within the component, macro managers were the worst performers, generating negative returns as falling long-term U.S. fixed income rates were headwinds for those managers with significant bond and currency positions. On the positive side, a strong high-yield fixed income market helped drive credit managers to the best performance within this component. We added Petra Fund L.P., a relative-value manager that focuses on structured credit, on April 1, 2006. On April 1, 2006 we also redeemed The Drake Absolute Return Fund, L.P., which uses a fixed income relative-value strategy, and Grossman Global Macro Hedge Fund, LLC, which uses a macro strategy. Overall, the Fund's allocation to relative-value strategies stayed rather steady during the Reporting Period, ranging from 16.5% to 15.3% of Fund assets. Relative-value strategies are market-neutral investment strategies that seek to identify investments whose values are attractive, compared to similar securities, when risk, liquidity and return are taken into account.

STRATEGY AHEAD

We generally favor long/short equity strategies in the months ahead. Although smaller-cap stocks have recently underperformed larger-cap equities, making for a more challenging environment for long/short equity strategies, we remain confident that the underlying fund managers will continue to be able to find interesting and profitable stock-specific situations. As such, we intend to maintain the Fund's portfolio emphasis on these types of strategies.

The relative-value and event-driven components, while holding a lesser portion of the Fund's assets, have also contributed meaningfully to both the Fund's returns and diversification. Thus, we intend to continue to allocate assets to these components, as we believe they will provide an effective balance to the overall Fund portfolio over the coming months.

From a capitalization perspective, valuations are comparatively more attractive currently for larger companies than for smaller-cap stocks, which may continue to affect the small-cap segment of the market's relative performance going forward. However, any resultant increase in small-cap equity volatility would likely benefit the Fund.

Overall, we are pleased with the current positioning of the Fund and believe the changes we have implemented over the Reporting Period position the portfolio well for the coming months. We expect any changes in strategy allocation going forward to be modest. We do not anticipate any significant change in the number of sub-funds in the portfolio. That said, we intend, of course, to continue to monitor and assess the merits of all managers and strategies employed in the Fund. We intend to continue implementing strategies that may enhance the performance of the Fund, while carefully examining current market cycles going forward.

We appreciate your continued investment in the Mercantile Alternative Strategies Fund. We look forward to helping you meet your investment goals in the future.

Sincerely,

ROBECO-SAGE CAPITAL MANAGEMENT, LLC



  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO
      HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


                  INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL
                                  INVESTMENTS

[PIE CHART OMITTED]
[Percentages are as follows:]

--------------------------------------
Credit Training                     8%

Event-Driven                       16%

Long/Short - Equity                14%

Long/Short - Highly Hedged         13%

Long/Short - Long Biased           12%

Long/Short - Variable Exposure     30%

Macro                               7%
--------------------------------------

INVESTMENT FUNDS*                                                    COST                VALUE            % OF NET ASSETS
CREDIT TRADING
    Cohanzick Absolute Return Partners, L.P.**                  $      2,479,014    $      2,672,788                5.06 %
    Petra Offshore Fund, L.P.                                          1,250,000           1,338,214                2.53
                                                               ------------------  ------------------   -----------------
             Total Credit Trading                                      3,729,014           4,011,002                7.59
EVENT-DRIVEN
    Altima Global Special Situations Fund, L.P.                        1,250,000           1,427,406                2.70
    Centaurus Alpha Fund, L.P.                                         2,000,000           2,402,161                4.55
    LC Capital Partners, L.P.                                          1,647,224           2,804,661                5.30
    Perry Partners, L.P.                                               1,200,000           1,447,121                2.74
                                                               ------------------  ------------------   -----------------
             Total Event-Driven                                        6,097,224           8,081,349               15.29
LONG/SHORT - EQUITY
    Apis Capital, L.P                                                  2,250,000           2,189,715                4.14
    Ivory Flagship Fund, L.P.                                          2,561,790           2,658,350                5.03
    Sonar Partners, L.P.                                               2,200,000           2,201,177                4.17
                                                               ------------------  ------------------   -----------------
             Total Long/Short - Equity                                 7,011,790           7,049,242               13.34
LONG/SHORT - HIGHLY HEDGED
    Criterion Institutional Partners, L.P.                             2,000,000           2,853,249                5.40
    Pennant Winward Fund, L.P.                                         1,600,000           1,977,616                3.74
    Triatto Partners, L.P.                                             1,500,000           1,600,250                3.03
                                                               ------------------  ------------------   -----------------
             Total Long/Short - Highly Hedged                          5,100,000           6,431,115               12.17
LONG/SHORT - LONG BIASED
    Clovis Capital Partners Institutional, L.P.                        2,000,000           2,386,840                4.52
    KBW Small Cap Financial Services, L.P.**                           2,000,000           2,555,780                4.84
    Rosehill Saisei Fund, L.P.                                         1,100,000           1,386,119                2.62
                                                               ------------------  ------------------   -----------------
             Total Long/Short - Long Biased                            5,100,000           6,328,739               11.98

                                                                     (CONTINUED)

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

INVESTMENT FUNDS (continued)                                            COST                VALUE            % OF NET ASSETS

LONG/SHORT - VARIABLE EXPOSURE
    Amici Qualified Associates, L.P.                            $      1,800,000    $      2,116,600                4.00 %
    CCM Small Cap Value Fund, L.P.                                     1,127,969           1,437,067                2.72
    Delta Institutional, L.P.                                          1,328,352           2,608,762                4.94
    North Run Qualified Partners, L.P.                                 2,000,000           2,347,999                4.44
    Savannah-Baltimore, L.P.                                           1,800,000           1,921,980                3.64
    Tracer Capital Partners QP, L.P.                                   2,100,000           2,699,813                5.11
    Walker Smith Capital (QP), L.P.**                                  1,637,715           2,381,428                4.51
                                                               ------------------  ------------------   -----------------
             Total Long/Short - Variable Exposure                     11,794,036          15,513,649               29.36
MACRO
    Bridgewater Pure Alpha Fund Trading Company, Ltd.                  2,000,000           2,114,257                4.00
    Wexford Spectrum Fund, L.P.                                        1,500,000           1,635,700                3.09
                                                               ------------------  ------------------   -----------------
             Total Macro                                               3,500,000           3,749,957                7.09
                                                               ------------------  ------------------   -----------------
             Total Investments                                  $     42,332,064    $     51,165,053               96.82 %
                                                               ------------------  ------------------   -----------------

      * All investments are non-income producing.
      ** Fund investment segregated to cover tender offers (see Note 2 in Notes to Financial Statements).


As of September 30, 2006, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

         COUNTRY                              COST               VALUE
     British Virgin Islands - 4.00%        $  2,000,000       $  2,114,257
     United States - 92.82%                  40,332,064         49,050,796
                                          --------------     --------------
                                           $ 42,332,064       $ 51,165,053
                                          --------------     --------------

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $42,332,064. Net unrealized appreciation on investments for tax purposes was $8,832,989 consisting of $8,893,274 of gross unrealized appreciation and $60,285 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 96.82% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.




    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $42,332,064)                         $  51,165,053
Fund investments made in advance                                     1,500,000
Receivable from fund investments sold*                               1,336,129
Prepaid directors' fees                                                 38,417
Prepaid expenses                                                         3,269
                                                                ----------------
             Total assets                                           54,042,868
                                                                ----------------
LIABILITIES
Management fee payable                                                 159,350
Administration fee payable                                              25,319
Capital contributions received in advance                              435,000
Line of credit payable                                                 430,000
Cash overdraft                                                         106,073
Line of credit interest payable                                         11,405
Other accrued expenses                                                  29,226
                                                                ----------------
             Total liabilities                                       1,196,373
                                                                ----------------
             Net assets                                          $  52,846,495
                                                                ----------------
MEMBERS' CAPITAL
Capital                                                          $  43,894,235
Accumulated net investment loss                                       (250,435)
Accumulated net realized gain on investments                           369,706
Net unrealized appreciation on investments                           8,832,989
                                                                ----------------
           Members' capital                                      $  52,846,495
                                                                ----------------


    * A portion of this receivable is held as collateral for the open line of credit, see Note 9 in Notes to Financial Statements




    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                     $    6,114
                                                                   -------------

OPERATING EXPENSES
Management fees                                                        159,350
Administration fees                                                     25,319
Directors' fees                                                         11,403
Legal fees                                                              21,249
Audit fees                                                              18,300
Line of credit fees                                                      8,408
Custodian fees                                                           1,266
Printing fees                                                              555
Registration fees                                                          400
Other expenses                                                          10,299
                                                                   -------------
             Net operating expenses                                    256,549
                                                                   -------------
             Net investment loss                                      (250,435)
                                                                   -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                       369,706
Net change in unrealized appreciation (depreciation) on investments    436,274
                                                                   -------------
             Net realized and unrealized gain on investments           805,980
                                                                   -------------
Net increase in members' capital from operating activities          $  555,545
                                                                   -------------


   *  Investment operations commenced on July 1, 2006.




    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2006*

FROM OPERATING ACTIVITIES
Net investment loss                                               $   (250,435)
Net realized gain on investments                                       369,706
Net change in unrealized appreciation (depreciation)
on investments                                                         436,274
                                                                 ---------------
             Net increase in members' capital
             from operating activities                                 555,545
                                                                 ---------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                  51,454,186
Proceeds from sales of Interests                                     2,584,338
Costs of Interests repurchased                                      (1,747,574)
                                                                 ---------------
             Net increase in members' capital
             from capital transactions                              52,290,950
                                                                 ---------------
MEMBERS' CAPITAL
Balance at July 1, 2006                                                      -
                                                                 ---------------
Balance at September 30, 2006                                     $ 52,846,495
                                                                 ---------------


   *  Investment operations commenced on July 1, 2006.
   ** See Note 1 in Notes to Financial Statements.






    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                       $    555,545
Adjustments to reconcile net increase in members' capital from operating activities to net cash used in operating activities
    Net change in unrealized appreciation on investments                                             (436,274)
    Net realized gain on investments                                                                 (369,706)
    Purchases of investments                                                                       (3,000,000)
    Proceeds from the sale of investments                                                           3,045,929
    Increase in fund investments made in advance                                                   (1,500,000)
    Increase in receivable from investments sold                                                   (1,227,471)
    Decrease in dividends receivable                                                                    4,344
    Increase in prepaid directors' fees                                                               (38,417)
    Increase in prepaid expenses                                                                       (3,269)
    Increase in cash overdraft                                                                        106,073
    Increase in management fee payable                                                                159,350
    Increase in line of credit interest payable                                                        11,405
    Increase in administration fee payable                                                             25,319
    Increase in other accrued expenses                                                                 29,226
                                                                                                --------------
             Net cash used in operating activities                                                 (2,637,946)
                                                                                                --------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                               3,019,338
Capital withdrawals                                                                                (1,747,574)
Proceeds from line of credit                                                                          430,000
                                                                                                --------------
             Net cash provided by financing activities                                              1,701,764
                                                                                                --------------
             Net decrease in cash and cash equivalents                                               (936,182)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                   936,182
                                                                                                --------------
End of period                                                                                    $          -
                                                                                                --------------

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit                                                                  $          -
                                                                                                --------------


NON-CASH OPERATING ACTIVITIES
    Assets received from Mercantile Alternative Strategies Fund LLC (see Note 1)
      Investments, at value                                                                       $ 50,405,002
      Cash                                                                                             936,182
      Receivable from investments sold                                                                 108,658
      Dividends receivable                                                                               4,344

    * Investment operations commenced on July 1, 2006.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
FINANCIAL HIGHLIGHTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                         JULY 1, 2006* -
                                                          SEPTEMBER 30,
                                                               2006
                                                        ------------------
Total return (1)                                                     1.12 % (4)
                                                        ------------------
Net assets, end of period (000's)                        $         52,846
RATIOS TO AVERAGE NET ASSETS
   Net investment loss                                              (1.94)% (3)
   Net operating expenses (2)                                        1.99 % (3)
                                                        ------------------
Portfolio turnover rate                                              6.00 % (4)


* Commencement of investment operations.
(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3) Annualized.
(4) Not annualized.




    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

 1.   ORGANIZATION

     Mercantile Alternative Strategies Master Fund LLC (the "Master Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $51,454,186 (comprised of $50,405,002 of fund investments, $936,182 of cash, $108,658 of receivable from fund investments sold, and $4,344 of dividends receivable) from Mercantile Alternative Strategies Fund LLC on July 1, 2006. Unrealized appreciation of $8,396,715 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company ("MSD&T"). Mercantile Bankshares Corporation ("MBC") is a financial holding company for MSD&T and its affiliates.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco-Sage Capital Management, LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interests in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

         Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     C.  FUND EXPENSES
         The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

         The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the period ended September 30, 2006, fees for these services ranged from 1% to 2% annually for management fees and were 20% annually for the performance or incentive allocations.

         The Master Fund's initial organizational expenses including costs incurred with the initial offering of the Master Fund, were paid by the Manager.

     D.  INCOME TAXES
         The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

         On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

     E.  INVESTMENT IN REGISTERED INVESTMENT COMPANY
         Investment in registered investment company consists of an investment in SEI Daily Income Trust Money Market Fund. The investment is utilized for cash management purposes.

     F.  SEGREGATED INVESTMENTS
         Certain investments have been segregated to finance the repurchase on Interests from tender offers.

     G.  CAPITAL ACCOUNTS
         Net profits or net losses of the Master Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

     H.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


         Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.  MANAGEMENT FEE
         The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund.

     B.  ADMINISTRATION AND OTHER FEES
         The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serving in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

         SEI Private Trust Company serves as custodian for the Master Fund's assets.

     C.  BOARD FEES
         Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended September 30, 2006 were $11,403.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


     Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period ended September 30, 2006, the aggregate purchases and sales of investments (excluding short-term securities) were $3,000,000 and $3,045,929, respectively.

8.   TENDER OFFERS

     On September 1, 2006, the Master Fund offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2006. Tenders with an estimated value in the amount of $2,513,859 were received and accepted by the Master Fund from members. A Promissory Note has been issued by the Master Fund entitling the members to an initial payment within 30 days after December 31, 2006; the remaining amount will be paid promptly after completion of the Master Fund's March 31, 2007 year end audit.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund will pay a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the period ended September 30, 2006, the Master Fund had borrowings of $430,000 over a period of 18 days at an interest rate of 9.25%. As of September 30, 2006 there were borrowings outstanding of $430,000.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Master Fund has not evaluated the impact that will result from adopting FIN 48.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

     In September 2006, FASB issued Statement on Financial Accounting Standards
     (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


BOARD REVIEW OF THE CURRENT INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS

At a meeting held on November 17, 2005, the Board of Directors, including all of the independent Directors, unanimously approved the Investment Management Agreement between the Manager and the Master Fund, which was to take effect as of the date of the commencement of the operations of the master-feeder structure. In determining whether it was appropriate to approve the Investment Management Agreement, the Directors considered whether such approval would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreement. The Directors also considered that, prior to the establishment of the Master Fund, the Manager acted as investment manager to the Mercantile Alternative Strategies Fund LLC (the "Predecessor Fund"). The Predecessor Fund was reorganized into the current master-feeder structure whereby the Master Fund assumed the Predecessor Fund's investment portfolio and the Predecessor Fund subsequently became another feeder fund of the Master Fund. The Directors thus considered the past performance of the Predecessor Fund and the fees paid to, and the expenses incurred by, the Manager in its roles as investment manager to the Predecessor Fund. Based on their evaluation of all material factors, including those described below, the Directors concluded that the terms of the Investment Management Agreement were reasonable and fair and in the best interests of the Master Fund and its members.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials received from the Manager. The materials were requested by counsel to the Directors, who is independent of the Manager, on behalf of the Directors and contained specific information to assist the Directors in their consideration of the Investment Management Agreement. The Directors carefully evaluated these materials with the management of the Manager and the Master Fund, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also reviewed a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreement. The Directors also discussed approval of the Investment Management Agreement in an executive session with counsel to the Master Fund and independent counsel to the Directors, at which no representatives of the Manager were present.

In reaching their determination to approve each of the Investment Management Agreement, the Directors considered all of the factors they believed to be relevant, including: (1) the nature, extent and quality of to be rendered by the Manager; (2) the Management Fee and the total expense ratios of the Master Fund compared to other registered funds of hedge funds; (3) a report showing the annual performance of the Predecessor Fund compared to relevant market indices;
(4) a report on the Manager's profitability related to providing investment management services to the Predecessor Fund prior to the Predecessor Fund's reorganization into a master-feeder structure, after taking into account (i) the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager to the Predecessor Fund and (ii) the direct and indirect expenses incurred by the Manager in providing such investment management services to the Predecessor Fund; (5) information about fees charged by the Manager to other comparable clients; and (6) the extent to which economies of scale would be realized under the master-feeder structure and whether fee levels reflect these economies of scale for the benefit of members. The Directors also considered that the Manager would receive incentive fees from the feeder funds that invested in the Master Fund that would be calculated based on each feeder fund members' net profits and paid by the respective feeder fund.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and it is presumed that each Director attributed different weights to the various factors.

The Directors considered the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement. The Investment Management Agreement authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, provided that any compensation payable to an investment adviser shall be paid by the Manager. The Manager also provides the Master Fund, with office space, administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Master Fund) and executive and other personnel as are necessary for their respective operations. The Directors also considered the Manager's compliance program and the enhancements made in light of new regulatory requirements. The Directors noted that the services provided by the Manager draw on, and benefit from, the resources of the larger organization of the Manager's direct parent company, MSD&T. The Directors considered the Manager's procedures for monitoring the investment activities of the Adviser. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors considered the Management Fee as well as the total expense ratio of the Master Fund in comparison to the fees and expenses of the peer group of investment companies similar to the Master Fund provided by the Manager from publicly available sources. The Directors recognized that it is difficult to make comparisons of investment management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the amount of the Master Fund's assets at inception is not sufficiently large to necessitate an assessment by the Directors regarding the extent to which further economies of scale could be realized as the Master Fund grows. In addition, the Directors considered that the Manager does not provide advisory services to other accounts with similar investment objectives, but does provide services to accounts with the same fund of funds investment structure. Based upon their review, the Directors concluded that the Management Fee was fair and reasonable.

The Directors also considered the annual returns of the Predecessor Fund since inception through September 30, 2005, the calendar years 2003 and 2004, and the year-to-date through September 30, 2005 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Predecessor Fund outperformed the annual returns of the HFRX Equity Hedge Index since inception, for the calendar year 2004 and for the year-to-date through September 30, 2005, and the Directors concluded that the Predecessor Fund's performance was satisfactory. In addition to the performance information received by the Directors for the November 17, 2005 meeting, the Directors routinely receive detailed performance information with respect to the Master Fund at other regular Board meetings.

The Directors also considered the costs to the Manager in providing services to the Predecessor Fund and the Manager's profitability from its overall association with the Predecessor Fund. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment management activities from January 1, 2005 to September 30, 2005 and the most recent audited financial statement of its parent company, MBC. The information considered by the Directors included the Manager's operating profit margin with respect to services provided to the Predecessor Fund. The Directors reviewed the methods of cost allocation used by the Manager in preparing the profitability data. The Manager believes that the methods of allocation used were reasonable, but noted the limitations inherent in allocating costs to multiple products served by an organization such as the Manager where each product draws on, and benefits from, the research and other resources of a large organization. The Directors recognized the difficulty in making comparisons of profitability

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager's capital structure and cost of capital. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to the Master Fund and, based on their review, concluded that they were satisfied that the Manager's level of profitability from its relationship with the Predecessor Fund was not excessive.

The Directors concluded that based on the services that the Manager will provide to the Master Fund under the Investment Management Agreement and the expenses incurred by the Manager in the performance of such services, the compensation to be paid to the Manager is fair and reasonable. The Directors concluded that the overall arrangement between the Master Fund and the Manager, as provided in the Investment Management Agreement, was fair and reasonable in light of the services performed, expenses incurred and other such relevant factors.

At a meeting held on May 18, 2006, the Board of Directors of the Master Fund, including all of the independent Directors, unanimously approved the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund which was to take effect as of the commencement of the operations of the master-feeder structure. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Directors considered that, prior to the establishment of the Master Fund, the Adviser acted as investment adviser to the Predecessor Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the approval would be in the best interests of the Company and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser to the Predecessor Fund and the overall fairness of the Investment Advisory Agreement. In considering the nature and quality of the services, the Directors evaluated the investment and business operations capabilities of the Adviser, including the investment management style, experience and staffing of the personnel of the Adviser dedicated to perform services for the Master Fund, and the research, due diligence and investment selection process of the Adviser. The Master Fund's Board considered that the investment advisory services that the Adviser would render to the Master Fund following the restructuring of the Predecessor Fund into a master-feeder structure are identical to the services that the Adviser has rendered to the Predecessor Fund prior to the reorganization. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

The Directors also considered the annualized investment performance of the Predecessor Fund for the quarter, one-year, three-year and since inception periods ended March 31, 2006 in comparison to relevant market indices

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Predecessor Fund had outperformed the HFRX Equity Hedge Index for the three-year and since inception periods, but had underperformed for the one-year period. The Directors considered the Predecessor Fund's performance in the context of the objective of the Adviser to seek risk adjusted rates of return with a risk profile that is significantly lower than that of traditional long-only small capitalization market exposure and noted that the Predecessor Fund's annualized standard deviation was lower than the HFRX Equity Hedge Index, Russell 2000 Index and Wilshire Small Cap Index. The Directors concluded that the performance was satisfactory.

The Directors evaluated the overall fairness of the Investment Advisory Agreement and reviewed the fee structure and the profitability of the Adviser from its association with the Predecessor Fund. The Directors considered the fact that the Investment Advisory Agreement contained the same material terms and conditions as the investment advisory agreement with the Predecessor Fund (including the compensation paid to the Adviser). The Directors reviewed the advisory fee paid to the Adviser by the Manager in relation to the fees charged other similar advisory accounts of the Adviser. The Directors noted that the investment advisory fee paid to the Adviser by the Manager was comparable to fees the Adviser received from similar advisory arrangements. The Directors also considered that the advisory fee structure provides for the Manager to pay incentive fees to the Adviser when the performance exceeds certain levels and that such fees are paid by Mercantile. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the advisory fees is an arms' length transaction between the Manager and the Adviser. The Directors concluded that the compensation to be paid to the Adviser is fair and reasonable.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

INVESTMENT FUNDS                                                    LIQUIDITY
    Altima Global Special Situations Fund, L.P.                     Quarterly
    Amici Qualified Associates, L.P.                                Quarterly
    Apis Capital, L.P.                                              Quarterly
    Bridgewater Pure Alpha Fund Trading Company, Ltd.                 Monthly
    CCM Small Cap Value Fund, L.P.                                   Quarterly
    Centaurus Alpha Fund, L.P.                                        Monthly
    Clovis Capital Partners Institutional, L.P.                      Quarterly
    Cohanzick Absolute Return Partners, L.P.                         Quarterly
    Criterion Institutional Partners, L.P.                           Quarterly
    Delta Institutional, L.P.                                        Quarterly
    Ivory Flagship Fund, L.P.                                        Quarterly
    KBW Small Cap Financial Services, L.P.                         Semi-annually
    LC Capital Partners, L.P.                                        Quarterly
    North Run Qualified Partners, L.P.                               Quarterly
    Pennant Winward Fund, L.P.                                       Quarterly
    Perry Partners, L.P.                                             Annually
    Petra Offshore Fund, L.P.                                        Quarterly
    Rosehill Saisei Fund, L.P.                                       Annually
    Savannah-Baltimore, L.P.                                         Quarterly
    Sonar Partners, L.P.                                             Quarterly
    Tracer Capital Partners QP, L.P.                                 Quarterly
    Triatto Partners, L.P.                                            Monthly
    Walker Smith Capital (QP), L.P.                                  Quarterly
    Wexford Spectrum Fund, L.P.                                      Quarterly

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

INVESTMENT ADVISER
Robeco-Sage Capital Management, LLC
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to members of the Master Fund filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the members may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Mercantile Alternative Strategies Fund for
                                   Tax-Exempt/Deferred Investors (TEDI) LLC


By (Signature and Title)*          /s/ Kevin A. McCreadie
                                   ----------------------------
                                   Kevin A. McCreadie
                                   Chief Executive Officer
Date: November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Kevin A. McCreadie
                                   ----------------------------
                                   Kevin A. McCreadie
                                   Chief Executive Officer
Date: November 29, 2006


By (Signature and Title)*          /s/ Michael D. Daniels
                                   ----------------------------
         .                         Michael D. Daniels
         .                         Chief Financial Officer
Date: November 29, 2006
* Print the name and title of each signing officer under his or her signature.